Stock-based Compensation - Share-based Payment Arrangement, Option, Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Units
Outstanding beginning balance (in shares)	13,594,702	9,363,757
Outstanding ending balance (in shares)	25,425,289	13,594,702	9,363,757
Granted (in shares)	16,891,718	8,541,033
Exercised (in shares)	(3,606,121)	(299,334)
Forfeited (in shares)	(1,455,010)	(4,010,754)
Exercisable (in shares)	5,745,305
Weighted Average Exercise Price
Outstanding beginning balance (in dollars per share)	$ 0.38	$ 0.61
Granted (in dollars per share)	7.88	0.29
Exercised (in dollars per share)	0.40	0.45
Exercised (in dollars per share)	1.39	0.70
Outstanding ending balance (in dollars per share)	5.30	$ 0.38	$ 0.61
Exercisable (in dollars per share)	$ 0.49
Weighted Average Remaining Contractual Term (Years)
Outstanding balance	8 years 10 months 28 days	8 years 4 months 6 days	8 years 2 months 19 days
Exercisable	7 years 6 months 18 days
Aggregate Intrinsic Value
Outstanding balance	$ 182,291
Exercisable	$ 68,850